Share warrant obligation - Additional Information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share warrant obligation
Starting share price	$ 4.63	$ 4.63	$ 8.06
Minimum. | Estimation Of Starting Share Price Method One
Share warrant obligation
EV/EBITDA multiple		3.58
Maximum. | Estimation Of Starting Share Price Method Two
Share warrant obligation
EV/EBITDA multiple		$ 5.68